Quarterly Holdings Report
for
Fidelity® Mid Cap Value Index Fund
March 31, 2025
MCQ-NPRT3-0525
1.9896347.105
Common Stocks - 99.7%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.2%
Consumer Discretionary - 0.2%
Automobile Components - 0.2%
Aptiv PLC	26,551	1,579,785
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	17,754	204,349
Liberty Global Ltd Class C (b)	18,329	219,398

TOTAL BELGIUM		423,747
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	5,802	1,392,480
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	41,531	571,051
CANADA - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	20,711	2,077,313
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	15,498	432,704
TOTAL CANADA		2,510,017
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (b)	7,093	189,596
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	4,455	204,262
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)(c)	13,271	333,500
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	7,012	647,698
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	47,884	1,517,444
UNITED STATES - 98.7%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.0%
Frontier Communications Parent Inc (b)	27,766	995,689
GCI Liberty Inc Class A (b)(d)	9,740	0
Iridium Communications Inc	11,566	315,983
		1,311,672
Entertainment - 1.6%
Electronic Arts Inc	29,898	4,320,859
Liberty Media Corp-Liberty Formula One Class A (b)	2,257	183,878
Liberty Media Corp-Liberty Formula One Class C (b)	14,771	1,329,538
Liberty Media Corp-Liberty Live Class A (b)	2,379	159,964
Liberty Media Corp-Liberty Live Class C (b)	5,084	346,424
Madison Square Garden Sports Corp Class A (b)	1,937	377,173
Playtika Holding Corp	7,902	40,853
Roku Inc Class A (b)	12,152	855,987
Take-Two Interactive Software Inc (b)	19,505	4,042,411
TKO Group Holdings Inc Class A	7,701	1,176,790
Warner Bros Discovery Inc (b)	274,577	2,946,211
		15,780,088
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	8,427	387,136
Match Group Inc	28,318	883,522
TripAdvisor Inc Class A (b)	11,521	163,253
Trump Media & Technology Group Corp (b)(c)	3,405	66,533
ZoomInfo Technologies Inc (b)	32,148	321,480
		1,821,924
Media - 1.5%
Charter Communications Inc Class A (b)	10,461	3,855,192
Fox Corp Class A	24,655	1,395,473
Fox Corp Class B	15,348	808,993
Interpublic Group of Cos Inc/The	42,056	1,142,241
Liberty Broadband Corp Class A (b)	1,405	119,425
Liberty Broadband Corp Class C (b)	9,431	802,107
New York Times Co/The Class A	18,186	902,026
News Corp Class A	42,562	1,158,538
News Corp Class B	13,298	403,860
Nexstar Media Group Inc	2,016	361,307
Omnicom Group Inc	21,897	1,815,480
Paramount Global Class A (c)	1,624	36,946
Paramount Global Class B (c)	65,708	785,868
Sirius XM Holdings Inc (c)	24,366	549,331
		14,136,787
TOTAL COMMUNICATION SERVICES		33,050,471

Consumer Discretionary - 8.5%
Automobile Components - 0.2%
BorgWarner Inc	24,658	706,452
Gentex Corp	25,693	598,647
Lear Corp	6,103	538,407
QuantumScape Corp Class A (b)(c)	40,672	169,195
		2,012,701
Automobiles - 0.2%
Harley-Davidson Inc	12,972	327,543
Lucid Group Inc Class A (b)(c)	112,077	271,226
Rivian Automotive Inc Class A (b)(c)	95,458	1,188,452
Thor Industries Inc	5,742	435,301
		2,222,522
Broadline Retail - 0.6%
Dillard's Inc Class A	337	120,690
eBay Inc	54,154	3,667,851
Etsy Inc (b)	4,380	206,648
Kohl's Corp (c)	12,447	101,816
Macy's Inc	31,023	389,649
Nordstrom Inc	11,423	279,292
Ollie's Bargain Outlet Holdings Inc (b)	6,899	802,768
		5,568,714
Distributors - 0.3%
Genuine Parts Co	15,732	1,874,311
LKQ Corp	29,328	1,247,613
		3,121,924
Diversified Consumer Services - 0.4%
ADT Inc	42,046	342,254
Bright Horizons Family Solutions Inc (b)	5,534	703,039
Grand Canyon Education Inc (b)	2,192	379,260
H&R Block Inc	12,395	680,609
Service Corp International/US	15,902	1,275,341
		3,380,503
Hotels, Restaurants & Leisure - 2.2%
Aramark	29,619	1,022,448
Boyd Gaming Corp	7,161	471,409
Caesars Entertainment Inc (b)	23,911	597,775
Carnival Corp (b)	116,091	2,267,257
Choice Hotels International Inc	465	61,743
Darden Restaurants Inc	6,257	1,299,954
Domino's Pizza Inc	2,561	1,176,651
Dutch Bros Inc Class A (b)	7,466	460,951
Hilton Worldwide Holdings Inc	13,198	3,003,205
Hyatt Hotels Corp Class A	3,960	485,100
Marriott Vacations Worldwide Corp	3,925	252,142
MGM Resorts International (b)	25,918	768,210
Penn Entertainment Inc (b)	17,075	278,493
Planet Fitness Inc Class A (b)	4,361	421,316
Royal Caribbean Cruises Ltd	17,514	3,598,076
Travel + Leisure Co	7,446	344,675
Vail Resorts Inc	676	108,174
Wendy's Co/The	9,881	144,559
Wyndham Hotels & Resorts Inc	7,825	708,241
Wynn Resorts Ltd	10,476	874,746
Yum! Brands Inc	19,636	3,089,921
		21,435,046
Household Durables - 2.1%
DR Horton Inc	32,101	4,081,001
Garmin Ltd	17,517	3,803,466
Leggett & Platt Inc	14,976	118,460
Lennar Corp Class A	25,616	2,940,204
Lennar Corp Class B (c)	1,668	181,929
Mohawk Industries Inc (b)	5,936	677,772
Newell Brands Inc	46,996	291,375
NVR Inc (b)	317	2,296,472
PulteGroup Inc	23,065	2,371,082
SharkNinja Inc (b)	6,012	501,461
Toll Brothers Inc	11,248	1,187,676
TopBuild Corp (b)	3,065	934,672
Whirlpool Corp	5,976	538,617
		19,924,187
Leisure Products - 0.2%
Brunswick Corp/DE	7,431	400,159
Hasbro Inc	1,978	121,627
Mattel Inc (b)	38,302	744,208
Polaris Inc (c)	5,806	237,698
YETI Holdings Inc (b)	6,762	223,822
		1,727,514
Specialty Retail - 1.7%
Advance Auto Parts Inc	6,746	264,511
AutoNation Inc (b)	2,870	464,710
Bath & Body Works Inc	24,521	743,477
Best Buy Co Inc	24,095	1,773,633
CarMax Inc (b)	16,276	1,268,226
Carvana Co Class A (b)	7,955	1,663,231
Dick's Sporting Goods Inc	5,756	1,160,179
Five Below Inc (b)	1,250	93,655
Floor & Decor Holdings Inc Class A (b)	7,531	606,020
GameStop Corp Class A (b)(c)	44,391	990,807
Gap Inc/The	22,917	472,319
Lithia Motors Inc Class A	2,966	870,640
Penske Automotive Group Inc	2,091	301,062
RH (b)	1,377	322,783
Ross Stores Inc	28,320	3,619,013
Ulta Beauty Inc (b)	703	257,678
Wayfair Inc Class A (b)(c)	10,958	350,985
Williams-Sonoma Inc	5,628	889,787
		16,112,716
Textiles, Apparel & Luxury Goods - 0.6%
Capri Holdings Ltd (b)	12,997	256,431
Carter's Inc	4,030	164,826
Columbia Sportswear Co (c)	3,623	274,225
Crocs Inc	5,288	561,586
PVH Corp	6,279	405,875
Ralph Lauren Corp Class A	4,469	986,487
Skechers USA Inc Class A (b)	13,614	773,003
Tapestry Inc	26,283	1,850,586
Under Armour Inc Class A (b)	21,699	135,619
Under Armour Inc Class C (b)	21,149	125,836
VF Corp	39,611	614,763
		6,149,237
TOTAL CONSUMER DISCRETIONARY		81,655,064

Consumer Staples - 6.0%
Beverages - 0.3%
Boston Beer Co Inc/The Class A (b)	782	186,773
Brown-Forman Corp Class A	5,455	182,579
Brown-Forman Corp Class B (c)	19,546	663,391
Coca-Cola Consolidated Inc	683	922,050
Molson Coors Beverage Co Class B	19,327	1,176,434
		3,131,227
Consumer Staples Distribution & Retail - 2.0%
Albertsons Cos Inc Class A	47,270	1,039,467
BJ's Wholesale Club Holdings Inc (b)	14,919	1,702,258
Casey's General Stores Inc	3,462	1,502,646
Dollar General Corp	24,852	2,185,236
Dollar Tree Inc (b)	22,874	1,717,151
Grocery Outlet Holding Corp (b)	10,785	150,774
Kroger Co/The	75,056	5,080,542
Maplebear Inc (b)	18,820	750,730
Performance Food Group Co (b)	14,812	1,164,668
Sysco Corp	21,073	1,581,318
US Foods Holding Corp (b)	24,605	1,610,643
Walgreens Boots Alliance Inc	81,007	904,848
		19,390,281
Food Products - 2.6%
Archer-Daniels-Midland Co	53,943	2,589,803
Bunge Global SA	15,018	1,147,676
Conagra Brands Inc	53,896	1,437,406
Darling Ingredients Inc (b)	17,908	559,446
Flowers Foods Inc	21,174	402,518
Freshpet Inc (b)	3,591	298,663
General Mills Inc	62,384	3,729,940
Hershey Co/The	14,185	2,426,061
Hormel Foods Corp	32,796	1,014,708
Ingredion Inc	7,410	1,001,906
JM Smucker Co	11,671	1,381,963
Kellanova	29,658	2,446,488
Lamb Weston Holdings Inc	10,926	582,356
McCormick & Co Inc/MD	28,492	2,345,177
Pilgrim's Pride Corp	4,239	231,068
Post Holdings Inc (b)	5,902	686,757
Seaboard Corp	29	78,216
Smithfield Foods Inc	2,888	58,886
The Campbell's Company	21,726	867,302
Tyson Foods Inc Class A	31,817	2,030,243
		25,316,583
Household Products - 0.4%
Church & Dwight Co Inc	27,599	3,038,374
Reynolds Consumer Products Inc	6,125	146,142
Spectrum Brands Holdings Inc	2,981	213,291
		3,397,807
Personal Care Products - 0.7%
BellRing Brands Inc (b)	14,544	1,082,946
Coty Inc Class A (b)	43,223	236,430
Kenvue Inc	216,646	5,195,171
		6,514,547
TOTAL CONSUMER STAPLES		57,750,445

Energy - 6.1%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	112,920	4,962,834
Halliburton Co	99,730	2,530,150
NOV Inc	43,855	667,473
		8,160,457
Oil, Gas & Consumable Fuels - 5.3%
Antero Midstream Corp	23,654	425,772
Antero Resources Corp (b)	32,809	1,326,796
APA Corp	40,941	860,580
Cheniere Energy Inc	12,358	2,859,641
Chord Energy Corp	6,869	774,274
Civitas Resources Inc	7,879	274,898
Coterra Energy Inc	82,583	2,386,649
Devon Energy Corp	70,468	2,635,503
Diamondback Energy Inc	21,338	3,411,519
DT Midstream Inc	11,398	1,099,679
EQT Corp	62,533	3,341,138
Expand Energy Corp	26,095	2,904,895
Hess Corp	11,158	1,782,267
HF Sinclair Corp	17,464	574,216
Kinder Morgan Inc	219,327	6,257,399
Matador Resources Co	12,296	628,203
New Fortress Energy Inc Class A (c)	4,566	37,943
ONEOK Inc	70,157	6,960,979
Ovintiv Inc	29,365	1,256,822
Permian Resources Corp Class A	58,270	807,040
Range Resources Corp	26,813	1,070,643
Viper Energy Inc Class A	10,189	460,033
Williams Cos Inc/The	137,690	8,228,355
		50,365,244
TOTAL ENERGY		58,525,701

Financials - 18.0%
Banks - 3.2%
Bank OZK	12,006	521,661
BOK Financial Corp	2,570	267,666
Citizens Financial Group Inc	49,690	2,035,799
Columbia Banking System Inc	23,553	587,412
Comerica Inc	14,998	885,782
Commerce Bancshares Inc/MO	13,952	868,233
Cullen/Frost Bankers Inc	6,654	833,081
East West Bancorp Inc	15,602	1,400,436
Fifth Third Bancorp	76,422	2,995,742
First Citizens BancShares Inc/NC Class A	1,301	2,412,210
First Hawaiian Inc	14,424	352,523
First Horizon Corp	58,920	1,144,226
FNB Corp/PA	40,184	540,475
Huntington Bancshares Inc/OH	163,317	2,451,388
KeyCorp	104,683	1,673,881
M&T Bank Corp	18,798	3,360,143
Pinnacle Financial Partners Inc	8,575	909,293
Prosperity Bancshares Inc	10,154	724,691
Regions Financial Corp	102,770	2,233,192
Synovus Financial Corp	15,926	744,381
TFS Financial Corp	5,743	71,156
Webster Financial Corp	19,306	995,224
Western Alliance Bancorp	12,145	933,100
Wintrust Financial Corp	7,342	825,681
Zions Bancorp NA	16,364	815,909
		30,583,285
Capital Markets - 4.5%
Affiliated Managers Group Inc	3,361	564,749
Ameriprise Financial Inc	959	464,261
Bank of New York Mellon Corp/The	81,311	6,819,554
Carlyle Group Inc/The	24,762	1,079,376
Cboe Global Markets Inc	11,932	2,700,092
Coinbase Global Inc Class A (b)	3,670	632,084
Evercore Inc Class A	4,011	801,077
FactSet Research Systems Inc	2,779	1,263,445
Franklin Resources Inc	34,972	673,211
Houlihan Lokey Inc Class A	5,448	879,852
Interactive Brokers Group Inc Class A	11,939	1,976,979
Invesco Ltd	41,371	627,598
Janus Henderson Group PLC	14,394	520,343
Jefferies Financial Group Inc	14,183	759,783
Lazard Inc Class A	791	34,250
MarketAxess Holdings Inc	4,179	904,127
MSCI Inc	3,620	2,047,110
Nasdaq Inc	46,595	3,534,697
Northern Trust Corp	21,914	2,161,816
Raymond James Financial Inc	22,925	3,184,512
Robinhood Markets Inc Class A (b)	76,005	3,163,328
SEI Investments Co	11,302	877,374
State Street Corp	33,121	2,965,323
Stifel Financial Corp	11,226	1,058,163
T Rowe Price Group Inc	24,814	2,279,662
TPG Inc Class A	7,219	342,397
Tradeweb Markets Inc Class A	7,943	1,179,218
Virtu Financial Inc Class A	9,068	345,672
		43,840,053
Consumer Finance - 1.1%
Ally Financial Inc	26,824	978,271
Credit Acceptance Corp (b)	149	76,936
Discover Financial Services	28,287	4,828,591
OneMain Holdings Inc	12,779	624,638
SLM Corp	23,863	700,856
SoFi Technologies Inc Class A (b)	101,725	1,183,062
Synchrony Financial	43,978	2,328,195
		10,720,549
Financial Services - 1.7%
Affirm Holdings Inc Class A (b)	29,319	1,324,926
Block Inc Class A (b)	36,323	1,973,429
Corebridge Financial Inc	32,129	1,014,313
Euronet Worldwide Inc (b)	4,675	499,524
Fidelity National Information Services Inc	60,968	4,553,090
Global Payments Inc	28,793	2,819,411
Jack Henry & Associates Inc	8,203	1,497,868
MGIC Investment Corp	28,463	705,313
Rocket Cos Inc Class A (c)	15,703	189,535
UWM Holdings Corp Class A	3,330	18,181
Voya Financial Inc	10,891	737,974
Western Union Co/The	31,557	333,873
WEX Inc (b)(c)	4,061	637,658
		16,305,095
Insurance - 7.1%
AFLAC Inc	62,471	6,946,150
Allstate Corp/The	25,082	5,193,730
American Financial Group Inc/OH	8,118	1,066,218
Arch Capital Group Ltd	40,809	3,925,010
Arthur J Gallagher & Co	25,895	8,939,991
Assurant Inc	5,796	1,215,711
Assured Guaranty Ltd	5,504	484,902
Axis Capital Holdings Ltd	8,675	869,582
Brighthouse Financial Inc (b)	6,642	385,170
Brown & Brown Inc	15,127	1,881,799
Cincinnati Financial Corp	17,317	2,558,067
CNA Financial Corp	2,484	126,162
Everest Group Ltd	4,022	1,461,313
Fidelity National Financial Inc	29,352	1,910,228
First American Financial Corp	11,311	742,341
Globe Life Inc	9,363	1,233,294
Hanover Insurance Group Inc/The	4,040	702,758
Hartford Insurance Group Inc/The	32,745	4,051,539
Kemper Corp	6,839	457,187
Lincoln National Corp	19,253	691,375
Loews Corp	20,253	1,861,453
Markel Group Inc (b)	1,095	2,047,223
Old Republic International Corp	26,219	1,028,309
Primerica Inc	3,758	1,069,264
Principal Financial Group Inc	25,669	2,165,694
Prudential Financial Inc	40,666	4,541,579
Reinsurance Group of America Inc	7,429	1,462,770
RLI Corp	8,806	707,386
Unum Group	20,537	1,672,944
W R Berkley Corp	33,235	2,365,003
White Mountains Insurance Group Ltd	279	537,301
Willis Towers Watson PLC	11,391	3,849,588
		68,151,041
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp	97,818	937,096
Annaly Capital Management Inc	63,395	1,287,553
Rithm Capital Corp	58,680	671,886
Starwood Property Trust Inc	36,026	712,234
		3,608,769
TOTAL FINANCIALS		173,208,792

Health Care - 7.9%
Biotechnology - 0.8%
Alnylam Pharmaceuticals Inc (b)	1,630	440,133
Biogen Inc (b)	16,480	2,255,123
BioMarin Pharmaceutical Inc (b)	21,359	1,509,868
Exact Sciences Corp (b)	12,499	541,082
Exelixis Inc (b)	5,259	194,162
GRAIL Inc (c)	3,020	77,131
Incyte Corp (b)	16,926	1,024,869
Ionis Pharmaceuticals Inc (b)	1,232	37,169
Roivant Sciences Ltd (b)(c)	47,323	477,489
United Therapeutics Corp (b)	4,940	1,522,854
		8,079,880
Health Care Equipment & Supplies - 2.3%
Align Technology Inc (b)	3,505	556,804
Baxter International Inc	57,598	1,971,580
Cooper Cos Inc/The (b)	22,076	1,862,111
DENTSPLY SIRONA Inc	22,447	335,358
Enovis Corp (b)	6,391	244,200
Envista Holdings Corp (b)	19,462	335,914
GE HealthCare Technologies Inc	46,603	3,761,329
Globus Medical Inc Class A (b)	12,662	926,858
Hologic Inc (b)	25,135	1,552,589
Masimo Corp (b)	2,360	393,176
QuidelOrtho Corp (b)	7,484	261,715
ResMed Inc	11,958	2,676,799
Solventum Corp (b)	15,678	1,192,155
STERIS PLC	11,148	2,526,694
Teleflex Inc	5,256	726,327
Zimmer Biomet Holdings Inc	22,408	2,536,137
		21,859,746
Health Care Providers & Services - 2.1%
Acadia Healthcare Co Inc (b)	10,278	311,629
Amedisys Inc (b)	3,631	336,340
Cardinal Health Inc	11,188	1,541,371
Centene Corp (b)	57,095	3,466,237
Chemed Corp	1,492	918,057
Encompass Health Corp	11,192	1,133,526
Henry Schein Inc (b)	13,966	956,531
Humana Inc	13,639	3,608,880
Labcorp Holdings Inc	9,508	2,212,892
Molina Healthcare Inc (b)	2,368	779,996
Premier Inc Class A (c)	10,765	207,549
Quest Diagnostics Inc	12,556	2,124,475
Tenet Healthcare Corp (b)	10,756	1,446,682
Universal Health Services Inc Class B	6,397	1,201,996
		20,246,161
Health Care Technology - 0.1%
Certara Inc (b)	13,556	134,204
Doximity Inc Class A (b)	13,147	762,920
		897,124
Life Sciences Tools & Services - 2.1%
10X Genomics Inc Class A (b)	3,914	34,168
Agilent Technologies Inc	32,491	3,800,797
Avantor Inc (b)	76,722	1,243,664
Azenta Inc (b)	4,498	155,811
Bio-Rad Laboratories Inc Class A (b)	2,134	519,757
Bio-Techne Corp	17,759	1,041,210
Bruker Corp	4,532	189,166
Charles River Laboratories International Inc (b)	5,778	869,705
Fortrea Holdings Inc (b)	9,058	68,388
Illumina Inc (b)	18,020	1,429,707
IQVIA Holdings Inc (b)	18,087	3,188,738
Mettler-Toledo International Inc (b)	2,355	2,781,043
QIAGEN NV (United States)	24,574	986,646
Repligen Corp (b)	5,403	687,478
Revvity Inc	13,711	1,450,624
Sotera Health Co (b)(c)	16,983	198,022
Waters Corp (b)	2,600	958,282
West Pharmaceutical Services Inc	3,230	723,132
		20,326,338
Pharmaceuticals - 0.5%
Elanco Animal Health Inc (b)	55,610	583,905
Jazz Pharmaceuticals PLC (b)	6,677	828,950
Organon & Co	29,144	433,954
Perrigo Co PLC	15,350	430,414
Royalty Pharma PLC Class A	43,611	1,357,610
Viatris Inc	134,245	1,169,274
		4,804,107
TOTAL HEALTH CARE		76,213,356

Industrials - 16.0%
Aerospace & Defense - 1.8%
BWX Technologies Inc	8,212	810,114
Curtiss-Wright Corp	4,314	1,368,703
Hexcel Corp	9,192	503,354
Howmet Aerospace Inc	43,044	5,584,098
Huntington Ingalls Industries Inc	4,414	900,633
L3Harris Technologies Inc	21,424	4,484,257
Loar Holdings Inc (c)	360	25,434
Spirit AeroSystems Holdings Inc Class A (b)	11,494	396,083
Standardaero Inc	8,076	215,145
Textron Inc	21,139	1,527,293
Woodward Inc	6,658	1,215,018
		17,030,132
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	13,135	1,345,024
Expeditors International of Washington Inc	13,187	1,585,737
GXO Logistics Inc (b)	13,261	518,240
		3,449,001
Building Products - 1.2%
A O Smith Corp	13,407	876,282
Advanced Drainage Systems Inc	4,918	534,341
Allegion plc	9,893	1,290,641
Armstrong World Industries Inc	3,262	459,551
AZEK Co Inc/The Class A (b)	4,753	232,374
Builders FirstSource Inc (b)	11,643	1,454,676
Carlisle Cos Inc	4,415	1,503,308
Fortune Brands Innovations Inc	13,932	848,180
Hayward Holdings Inc (b)	16,071	223,707
Masco Corp	24,386	1,695,802
Owens Corning	9,660	1,379,641
Simpson Manufacturing Co Inc	4,346	682,670
		11,181,173
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	5,759	1,135,099
MSA Safety Inc	4,190	614,631
Tetra Tech Inc	23,678	692,582
Veralto Corp	15,365	1,497,319
Vestis Corp	12,868	127,393
		4,067,024
Construction & Engineering - 0.9%
AECOM	14,969	1,388,075
API Group Corp (b)(c)	26,168	935,768
EMCOR Group Inc	3,114	1,151,028
Everus Construction Group Inc	5,759	213,601
MasTec Inc (b)	7,089	827,357
Quanta Services Inc	11,403	2,898,415
Valmont Industries Inc	2,253	642,939
WillScot Holdings Corp	14,269	396,678
		8,453,861
Electrical Equipment - 1.4%
Acuity Inc	3,483	917,248
AMETEK Inc	26,119	4,496,125
Generac Holdings Inc (b)	3,338	422,758
Hubbell Inc	6,057	2,004,322
nVent Electric PLC	18,685	979,468
Regal Rexnord Corp	7,509	854,900
Rockwell Automation Inc	11,613	3,000,567
Sensata Technologies Holding PLC	16,927	410,817
		13,086,205
Ground Transportation - 0.5%
Avis Budget Group Inc (b)(c)	1,161	88,119
JB Hunt Transport Services Inc	9,168	1,356,406
Knight-Swift Transportation Holdings Inc	17,709	770,164
Landstar System Inc	3,970	596,294
Lyft Inc Class A (b)	13,057	154,987
Ryder System Inc	4,705	676,626
Saia Inc (b)	1,248	436,089
Schneider National Inc Class B	5,220	119,277
U-Haul Holding Co (b)	738	48,235
U-Haul Holding Co Class N	6,159	364,490
		4,610,687
Machinery - 4.9%
AGCO Corp	7,045	652,156
Allison Transmission Holdings Inc	9,774	935,079
CNH Industrial NV Class A	98,734	1,212,454
Crane Co	5,534	847,698
Cummins Inc	15,457	4,844,842
Donaldson Co Inc	13,582	910,809
Dover Corp	15,512	2,725,148
Esab Corp	6,400	745,600
Flowserve Corp	14,861	725,811
Fortive Corp	39,232	2,870,998
Gates Industrial Corp PLC (b)	26,732	492,135
Graco Inc	18,919	1,579,926
IDEX Corp	8,568	1,550,551
Ingersoll Rand Inc	45,657	3,653,930
ITT Inc	9,318	1,203,513
Lincoln Electric Holdings Inc	4,502	851,598
Middleby Corp/The (b)	6,024	915,528
Nordson Corp	6,417	1,294,437
Oshkosh Corp	7,383	694,593
Otis Worldwide Corp	45,155	4,659,996
Pentair PLC	18,675	1,633,689
RBC Bearings Inc (b)	3,214	1,034,169
Snap-on Inc	5,852	1,972,183
Stanley Black & Decker Inc	17,383	1,336,405
Timken Co/The	7,300	524,650
Toro Co/The	11,450	832,988
Westinghouse Air Brake Technologies Corp	19,284	3,497,153
Xylem Inc/NY	27,336	3,265,559
		47,463,598
Marine Transportation - 0.0%
Kirby Corp (b)	6,445	651,009
Passenger Airlines - 1.0%
Alaska Air Group Inc (b)	13,898	684,060
American Airlines Group Inc (b)	68,735	725,154
Delta Air Lines Inc	72,868	3,177,045
Southwest Airlines Co	67,580	2,269,336
United Airlines Holdings Inc (b)	37,028	2,556,783
		9,412,378
Professional Services - 2.3%
Amentum Holdings Inc	16,783	305,451
Broadridge Financial Solutions Inc	1,154	279,799
CACI International Inc (b)	2,497	916,199
Clarivate PLC (b)(c)	45,152	177,446
Concentrix Corp (c)	5,249	292,054
Dayforce Inc (b)(c)	15,234	888,599
Dun & Bradstreet Holdings Inc	34,256	306,249
Equifax Inc	11,103	2,704,247
FTI Consulting Inc (b)	3,974	652,054
Genpact Ltd	19,432	978,984
Jacobs Solutions Inc	13,945	1,685,811
KBR Inc	13,771	685,934
Leidos Holdings Inc	15,049	2,030,712
ManpowerGroup Inc	5,255	304,159
Parsons Corp (b)	5,184	306,945
Paychex Inc	23,324	3,598,427
Paycom Software Inc	2,128	464,925
Paycor HCM Inc (b)	8,422	188,990
Robert Half Inc	11,429	623,452
Science Applications International Corp	5,504	617,934
SS&C Technologies Holdings Inc	24,309	2,030,531
TransUnion	20,699	1,717,810
		21,756,712
Trading Companies & Distributors - 1.3%
Air Lease Corp Class A	11,781	569,140
Core & Main Inc Class A (b)	7,380	356,528
Fastenal Co	10,170	788,684
Ferguson Enterprises Inc	21,118	3,383,737
MSC Industrial Direct Co Inc Class A	5,198	403,729
SiteOne Landscape Supply Inc (b)	3,176	385,693
United Rentals Inc	5,615	3,518,921
Watsco Inc	3,911	1,987,961
Wesco International Inc	4,759	739,073
WW Grainger Inc	645	637,150
		12,770,616
TOTAL INDUSTRIALS		153,932,396

Information Technology - 8.4%
Communications Equipment - 0.5%
Ciena Corp (b)	16,000	966,880
F5 Inc (b)	6,541	1,741,672
Juniper Networks Inc	36,849	1,333,565
Lumentum Holdings Inc (b)	7,676	478,522
Ubiquiti Inc	258	80,016
		4,600,655
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics Inc (b)	5,926	615,297
Avnet Inc	9,733	468,060
CDW Corp/DE	7,555	1,210,764
Cognex Corp	18,369	547,947
Coherent Corp (b)	14,105	915,979
Corning Inc	86,713	3,969,721
Crane NXT Co	5,553	285,424
Ingram Micro Holding Corp	1,500	26,609
IPG Photonics Corp (b)	3,043	192,135
Jabil Inc	11,079	1,507,520
Keysight Technologies Inc (b)	19,714	2,952,566
Littelfuse Inc	2,757	542,412
TD SYNNEX Corp	8,526	886,363
Teledyne Technologies Inc (b)	5,237	2,606,507
Trimble Inc (b)	27,552	1,808,789
Vontier Corp	16,942	556,545
Zebra Technologies Corp Class A (b)	4,548	1,285,083
		20,377,721
IT Services - 1.4%
Akamai Technologies Inc (b)	16,842	1,355,781
Amdocs Ltd	12,546	1,147,959
Cognizant Technology Solutions Corp Class A	56,310	4,307,715
DXC Technology Co (b)	20,259	345,416
EPAM Systems Inc (b)	5,788	977,246
Globant SA (b)	1,181	139,027
Kyndryl Holdings Inc (b)	25,722	807,671
Okta Inc Class A (b)	10,126	1,065,458
Twilio Inc Class A (b)	13,877	1,358,697
VeriSign Inc (b)	8,804	2,235,071
		13,740,041
Semiconductors & Semiconductor Equipment - 1.3%
Amkor Technology Inc	12,725	229,814
Astera Labs Inc (b)	11,860	707,686
Cirrus Logic Inc (b)	5,997	597,631
First Solar Inc (b)	12,061	1,524,872
GlobalFoundries Inc (b)	11,141	411,214
Lattice Semiconductor Corp (b)	2,057	107,890
MACOM Technology Solutions Holdings Inc (b)	7,056	708,281
Microchip Technology Inc	59,992	2,904,213
MKS Instruments Inc	7,107	569,626
ON Semiconductor Corp (b)	48,067	1,955,846
Onto Innovation Inc (b)	4,110	498,707
Qorvo Inc (b)	10,544	763,491
Skyworks Solutions Inc	18,171	1,174,392
Teradyne Inc	1,571	129,765
Universal Display Corp	2,612	364,322
Wolfspeed Inc (b)(c)	17,356	53,109
		12,700,859
Software - 2.3%
ANSYS Inc (b)	9,871	3,124,764
BILL Holdings Inc (b)	8,551	392,405
Ccc Intelligent Solutions Holdings Inc Class A (b)	54,571	492,776
Dolby Laboratories Inc Class A	6,808	546,750
DoubleVerify Holdings Inc (b)	7,021	93,871
Dropbox Inc Class A (b)	17,459	466,330
Fair Isaac Corp (b)	413	761,638
Gen Digital Inc	61,501	1,632,237
Guidewire Software Inc (b)	5,046	945,419
Informatica Inc Class A (b)	9,133	159,371
MicroStrategy Inc Class A (b)(c)	24,497	7,061,751
nCino Inc (b)(c)	3,584	98,452
Nutanix Inc Class A (b)	20,269	1,414,979
PTC Inc (b)	5,265	815,812
SentinelOne Inc Class A (b)	26,810	487,406
Tyler Technologies Inc (b)	718	417,438
UiPath Inc Class A (b)	6,783	69,865
Unity Software Inc (b)	19,251	377,127
Zoom Communications Inc Class A (b)	29,829	2,200,485
		21,558,876
Technology Hardware, Storage & Peripherals - 0.8%
Hewlett Packard Enterprise Co	148,518	2,291,633
HP Inc	80,385	2,225,861
NetApp Inc	12,675	1,113,372
Pure Storage Inc Class A (b)	4,442	196,646
Sandisk Corp/DE	13,036	620,644
Western Digital Corp (b)	39,083	1,580,126
		8,028,282
TOTAL INFORMATION TECHNOLOGY		81,006,434

Materials - 6.7%
Chemicals - 3.1%
Albemarle Corp	13,271	955,777
Ashland Inc	5,329	315,956
Axalta Coating Systems Ltd (b)	24,633	817,077
Celanese Corp	9,183	521,319
CF Industries Holdings Inc	19,629	1,534,006
Chemours Co/The	15,567	210,621
Corteva Inc	77,823	4,897,401
Dow Inc	79,625	2,780,505
DuPont de Nemours Inc	47,311	3,533,185
Eastman Chemical Co	13,037	1,148,690
Element Solutions Inc	25,278	571,536
FMC Corp	14,066	593,445
Huntsman Corp	18,514	292,336
International Flavors & Fragrances Inc	28,924	2,244,792
LyondellBasell Industries NV Class A1	29,451	2,073,350
Mosaic Co/The	35,770	966,148
NewMarket Corp	762	431,635
Olin Corp	13,079	317,035
PPG Industries Inc	26,156	2,860,159
RPM International Inc	11,129	1,287,403
Scotts Miracle-Gro Co/The	4,854	266,436
Westlake Corp	3,798	379,914
		28,998,726
Construction Materials - 0.6%
Eagle Materials Inc	912	202,400
Martin Marietta Materials Inc	6,547	3,130,318
Vulcan Materials Co	11,108	2,591,496
		5,924,214
Containers & Packaging - 1.8%
Amcor PLC (c)	162,699	1,578,180
AptarGroup Inc	7,466	1,107,805
Avery Dennison Corp	5,646	1,004,819
Ball Corp	33,386	1,738,409
Berry Global Group Inc	12,955	904,389
Crown Holdings Inc	13,223	1,180,285
Graphic Packaging Holding CO	33,603	872,334
International Paper Co	59,210	3,158,854
Packaging Corp of America	10,028	1,985,745
Sealed Air Corp	15,588	450,492
Silgan Holdings Inc	9,362	478,585
Smurfit WestRock PLC	58,475	2,634,884
Sonoco Products Co	11,060	522,474
		17,617,255
Metals & Mining - 1.2%
Alcoa Corp	27,914	851,377
ATI Inc (b)	13,964	726,547
Cleveland-Cliffs Inc (b)	36,739	301,994
MP Materials Corp (b)(c)	14,649	357,582
Nucor Corp	26,531	3,192,741
Reliance Inc	6,086	1,757,333
Royal Gold Inc	7,426	1,214,225
Steel Dynamics Inc	16,202	2,026,546
United States Steel Corp (c)	25,199	1,064,910
		11,493,255
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	2,131	196,009
TOTAL MATERIALS		64,229,459

Real Estate - 10.2%
Diversified REITs - 0.2%
WP Carey Inc	24,509	1,546,763
Health Care REITs - 0.9%
Alexandria Real Estate Equities Inc	19,393	1,794,046
Healthcare Realty Trust Inc	39,905	674,395
Healthpeak Properties Inc	79,018	1,597,744
Medical Properties Trust Inc (c)	67,242	405,469
Omega Healthcare Investors Inc	30,506	1,161,668
Ventas Inc	47,346	3,255,512
		8,888,834
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	78,845	1,120,387
Park Hotels & Resorts Inc	22,961	245,223
		1,365,610
Industrial REITs - 0.5%
Americold Realty Trust Inc	32,170	690,368
EastGroup Properties Inc	5,556	978,690
First Industrial Realty Trust Inc	14,943	806,324
Lineage Inc	6,981	409,296
Rexford Industrial Realty Inc	24,907	975,109
STAG Industrial Inc Class A	20,443	738,401
		4,598,188
Office REITs - 0.3%
BXP Inc	17,763	1,193,496
Cousins Properties Inc	18,864	556,488
Highwoods Properties Inc	11,811	350,078
Kilroy Realty Corp	13,195	432,268
Vornado Realty Trust	19,834	733,660
		3,265,990
Real Estate Management & Development - 1.1%
CBRE Group Inc Class A (b)	34,604	4,525,511
CoStar Group Inc (b)	46,973	3,721,671
Howard Hughes Holdings Inc (b)	3,511	260,095
Jones Lang LaSalle Inc (b)	3,688	914,292
Seaport Entertainment Group Inc (c)	871	18,700
Zillow Group Inc Class A (b)	5,508	368,265
Zillow Group Inc Class C (b)	17,279	1,184,648
		10,993,182
Residential REITs - 2.2%
American Homes 4 Rent Class A	38,188	1,443,888
AvalonBay Communities Inc	16,047	3,444,008
Camden Property Trust	11,703	1,431,277
Equity LifeStyle Properties Inc	21,350	1,424,045
Equity Residential	42,728	3,058,471
Essex Property Trust Inc	7,221	2,213,742
Invitation Homes Inc	69,226	2,412,526
Mid-America Apartment Communities Inc	13,135	2,201,163
Sun Communities Inc	14,257	1,834,020
UDR Inc	37,131	1,677,207
		21,140,347
Retail REITs - 1.8%
Agree Realty Corp	11,525	889,614
Brixmor Property Group Inc	33,898	899,992
Federal Realty Investment Trust	9,550	934,181
Kimco Realty Corp	74,505	1,582,486
NNN REIT Inc	21,106	900,171
Realty Income Corp	98,607	5,720,192
Regency Centers Corp	20,421	1,506,253
Simon Property Group Inc	27,232	4,522,691
		16,955,580
Specialized REITs - 3.1%
Crown Castle Inc	49,181	5,126,136
CubeSmart	25,308	1,080,905
Digital Realty Trust Inc	37,489	5,371,799
EPR Properties	8,461	445,133
Extra Space Storage Inc	23,659	3,513,125
Gaming and Leisure Properties Inc	29,464	1,499,718
Iron Mountain Inc	14,129	1,215,659
Lamar Advertising Co Class A	7,369	838,445
Millrose Properties Inc Class A	13,952	369,868
National Storage Affiliates Trust	7,918	311,969
Rayonier Inc	17,408	485,335
SBA Communications Corp Class A	12,138	2,670,481
VICI Properties Inc	119,191	3,888,010
Weyerhaeuser Co	82,454	2,414,253
		29,230,836
TOTAL REAL ESTATE		97,985,330

Utilities - 7.6%
Electric Utilities - 3.8%
Alliant Energy Corp	28,983	1,865,056
Edison International	43,036	2,535,681
Entergy Corp	48,230	4,123,183
Evergy Inc	25,192	1,736,988
Eversource Energy	41,506	2,577,938
Exelon Corp	113,198	5,216,164
FirstEnergy Corp	65,129	2,632,514
IDACORP Inc	6,014	698,946
NRG Energy Inc	13,485	1,287,278
OGE Energy Corp	22,609	1,039,110
PG&E Corp	247,020	4,243,804
Pinnacle West Capital Corp	12,841	1,223,105
PPL Corp	83,541	3,016,666
Xcel Energy Inc	65,029	4,603,403
		36,799,836
Gas Utilities - 0.5%
Atmos Energy Corp	17,509	2,706,541
MDU Resources Group Inc	23,007	389,048
National Fuel Gas Co	10,131	802,274
UGI Corp	24,328	804,527
		4,702,390
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	80,216	996,283
Clearway Energy Inc Class A	3,858	109,798
Clearway Energy Inc Class C	9,310	281,814
		1,387,895
Multi-Utilities - 2.7%
Ameren Corp	30,097	3,021,739
CenterPoint Energy Inc	73,004	2,644,935
CMS Energy Corp	33,669	2,528,879
Consolidated Edison Inc	39,179	4,332,806
DTE Energy Co	23,387	3,233,720
NiSource Inc	52,836	2,118,195
Public Service Enterprise Group Inc	56,416	4,643,037
WEC Energy Group Inc	35,779	3,899,195
		26,422,506
Water Utilities - 0.5%
American Water Works Co Inc	22,064	3,254,881
Essential Utilities Inc	28,484	1,125,973
		4,380,854
TOTAL UTILITIES		73,693,481

TOTAL UNITED STATES		951,250,929
TOTAL COMMON STOCKS (Cost $771,231,739)		960,620,509

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $187,719)	4.25	189,000	187,710

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.32	1,211,101	1,211,343
Fidelity Securities Lending Cash Central Fund (g)(h)	4.32	18,626,009	18,627,872
TOTAL MONEY MARKET FUNDS (Cost $19,839,215)			19,839,215

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $791,258,673)	980,647,434
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(17,118,737)
NET ASSETS - 100.0%	963,528,697

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME S&P 400 Midcap Index Contracts (United States)	9	Jun 2025	2,644,740	8,803	8,803

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $187,710.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $5,900.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,855,884	117,026,817	117,671,358	78,006	-	-	1,211,343	1,211,101	0.0%
Fidelity Securities Lending Cash Central Fund	9,733,032	90,837,198	81,942,358	82,539	-	-	18,627,872	18,626,009	0.1%
Total	11,588,916	207,864,015	199,613,716	160,545	-	-	19,839,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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